Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Assets

Other assets are analysed as follows:

	31/12/18	31/12/17	01/01/17
Advances to suppliers	3,471	3,369	6,132
Deferred costs for Natuzzi Display System	2,617	2,031	1,229
Deferred costs for slotting fees	1,922	1,399	204
Delivery and commission costs for sales derecognised	1,839	1,730	2,230
Deferred costs for Service-Type Warranty	452	519	330
Prepaid expenses and accrued income	1,165	1,035	1,441

Total other assets	11,466	10,083	11,566
Less current portion	(8,107)	(7,232)	(10,243)

Non-current portion	3,359	2,851	1,323